Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs
The following table summarizes the impact of all stock-based compensation expense on our consolidated statements of operations for the years ended December 31, 2012, 2011 and 2010.

(in millions of dollars)	2012	2011	2010
Advertising, selling, general and administrative expense	$9.2	$6.3	$4.2
Income from continuing operations before income tax	9.2	6.3	4.2
Income tax expense	3.3	0.2	0.2
Net income	$5.9	$6.1	$4.0

Schedule of Compensation Cost for Share-based Payment Arrangements, Allocation of Share-based Compensation Costs by Plan
Stock-based compensation expense by award type (including stock options, stock-settled appreciation rights (“SSARs”), restricted stock units (“RSUs”) and performance stock units (“PSUs”)) for the years ended December 31, 2012, 2011 and 2010 are as follows:

(in millions of dollars)	2012	2011	2010
Stock option compensation expense	$1.8	$0.6	$0.4
SSAR compensation expense	0.1	0.2	0.2
RSU compensation expense	3.9	3.0	2.8
PSU compensation expense	3.4	2.5	0.8
Total stock-based compensation	$9.2	$6.3	$4.2

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
The fair value of each option/SSAR grant is estimated on the date of grant using the Black-Scholes option-pricing model using the weighted average assumptions as outlined in the following table:

	Year Ended December 31,
	2012		2011
Weighted average expected lives	4.5	years	4.5	years
Weighted average risk-free interest rate	0.75%		1.65%
Weighted average expected volatility	55.7%		50.7%
Expected dividend yield	0.0%		0.0%
Weighted average grant date fair value	$5.41		$3.85

Schedule of Share-based Compensation, Activity
A summary of the changes in stock options/SSARs outstanding under the Company’s stock compensation plans during the year ended December 31, 2012 is presented below:

	Number Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 31, 2011	6,108,456	$12.23
Granted	698,526	$11.83
Exercised	(297,446)	$1.58
Lapsed	(1,630,983)	$20.28
Outstanding at December 31, 2012	4,878,553	$10.12	3.2 years	$9.7	million
Exercisable shares at December 31, 2012	3,796,756	$9.95	2.4 years	$9.7	million
Options/SSARs vested or expected to vest	4,814,335	$10.12	3.1 years	$9.7	million

Schedule of Other Share-based Compensation, Activity
A summary of the changes in the stock unit awards outstanding under our equity compensation plans during 2012 is presented below:

	Stock Units	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2011	2,391,360	$8.80
Granted	1,536,779	$11.54
Vested	(453,831)	$11.11
Forfeited and cancelled	(474,711)	$9.25
Outstanding at December 31, 2012	2,999,597	$9.78